Expense Example {- Franklin Global Real Estate VIP Fund} - FTVIP Class 2-66 - Franklin Global Real Estate VIP Fund - Class 2	Oct. 01, 2020 USD ($)
Expense Example:
1 year	$ 127
3 years	426
5 years	747
10 years	$ 1,656